Segments and Entity-Wide Information (Tables)	12 Months Ended
Dec. 31, 2025
Segments And Entity Wide Information [Abstract]
Schedule of revenues by geographic area
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
China	243,935	132,556	149,510
Asia Pacific	168,965	133,772	67,773
Korea	36,888	117,135	47,425
United States	28,836	29,282	41,118
Europe	17,448	16,489	9,549

	496,072	429,234	315,375

	December 31,
	2025	2024
	%

Israel	71	66
Germany	23	29
Other	6	5

Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill